OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Term loan	$ 5,872
Lease obligation	1,713	1,883
Vehicles	53	69
Current portion of other long-term liabilities	(444)	(449)
Other long-term liabilities	$ 7,194	$ 1,503